Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill.
Schedule of change in the carrying amount of goodwill

Balance at December 31, 2019	$266,790,518
Acquired goodwill during the period	74,016,335
Balance at March 31, 2020	$340,806,853

		Accumulated
	Gross carrying	impairment	Net carrying
	amount	losses	amount
Balance at December 31, 2017	$38,628,391	—	38,628,391
Acquired goodwill during the period	164,757,821	—	164,757,821
Decrease	(950,000)	—	(950,000)
Balance at December 31, 2018	$202,436,212	—	202,436,212
Acquired goodwill during the period	65,269,470	—	65,269,470
Receipt of prior escrow payment	(504,000)		(504,000)
Decrease	(411,164)	—	(411,164)
Balance at December 31, 2019	$266,790,518	—	266,790,518